Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS, NET

Composition:

	Useful life	December 31,	December 31,
(USD in thousands)	years	2022	2021
Original amount:
Technology know-how	6	$11,490	$11,490
Trade name/trademarks	Indefinite or 5-8 years	55,507	923
Customer relationship	5-10 years	4,802	4,802
Farmer Cooperative	6 years	24,811	-
License	Indefinite or 10 years	8,498	8,498
Software	5-6 years	90,332	172
		195,440	25,885
Accumulated amortization:
Technology know-how		(4,788)	(2,873)
trade name/ trademarks		(859)	(174)
Customer related intangible assets		(2,288)	(1,355)
Farmer Cooperative		(345)	-
License		(235)	(39
Software		(1,518)	(2)
		(10,033)	(4,443)
INTANGIBLE ASSETS, NET		$185,407	$21,442

The estimated future amortization of the intangible assets (excluded of deferred tax assets) as of December 31, 2022 is as follows:

(USD in thousands)
2023	$29,765
2024	29,765
2025	29,257
2026	27,791
2027 onward	61,910
Total	$178,028